FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements

Recurring fair value measurements using the indicated inputs:

Details	December 31, 2021	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross-currency swap - net asset position	$12,560	$--	$12,560	$--
Privately held companies	15,155	--	--	15,155
Marketable securities held for sale	190,068	190,068	--	--
Foreign exchange forward and cylinders - net liability position	(906)	--	(906)	--
	$216,877	$190,068	$11,654	$15,155
Details	December 31, 2020	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross-currency swap - net asset position	$16,977	$--	$16,977	$--
Privately held companies	17,727	--	--	17,727
Marketable securities held for sale	188,186	188,186	--	--
Foreign exchange forward and cylinders - net asset position	5,293	--	5,293	--
	$228,183	$188,186	$22,270	$17,727

Schedule of Marketable Securities

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2021:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$161,491	$1,453	$(1,311)	$161,633
Government bonds	27,332	1	(399)	26,934
Municipal bonds	472	--	--	472
Certificate of deposit	248	5	--	253
	$189,543	$1,459	$(1,710)	$189,292

* Excluding accrued interest of $776.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2020:

Details	Amortized cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$154,577	$1,207	$(735)	$155,049
Government bonds	32,894	37	(53)	32,878
Certificate of deposit	248	11	--	259
	$187,719	$1,255	$(788)	$188,186

* Excluding accrued interest of $781.

Schedule of Maturities of Marketable Securities

The scheduled maturities of available-for-sale marketable securities as of December 31, 2021, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$22,547	$22,637
Due within 2-5 years	127,576	126,510
Due after 5 years	39,420	40,145
	$189,543	$189,292

The scheduled maturities of available-for-sale marketable securities as of December 31, 2020, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$22,772	$22,800
Due within 2-5 years	138,894	139,210
Due after 5 years	26,053	26,176
	$187,719	$188,186

Schedule of Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2021 and December 31, 2020, were as indicated in the following tables:

	December 31, 2021
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$87,495	$(1,129)	$11,182	$(182)	$98,677	$(1,311)
Government bonds	13,117	(164)	10,725	(235)	23,842	(399)
Total	$100,612	$(1,293)	$21,907	$(417)	$122,519	$(1,710)
	December 31, 2020
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$24,699	$(700)	$9,434	$(35)	$34,133	$(735)
Government bonds	12,430	(50)	1,497	(3)	13,927	(53)
Total	$37,129	$(750)	$10,931	$(38)	$48,060	$(788)